Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Japanese statutory income tax rates	38.00%	38.00%	41.00%
Net operating losses carried forward	¥ 127,190
Tax credit carried forward	2,659
Expiration date of tax credit carried forward	20 years
Unrecognized deferred tax liabilities	10,212
Undistributed earnings of foreign subsidiaries	282,556
Deferred tax assets, valuation allowance	39,496	34,414	25,192	24,687
Unrecognized tax benefits that would affect effective tax rate	4,804	4,064
Interest and penalties related to unrecognized tax benefits	24	(25)	59
Interest and penalties related to unrecognized tax benefits accrued	303	228
Maximum
Income Taxes [Line Items]
Expected significant change in unrecognized tax benefits, period	12 months
Domestic Subsidiaries Expiring Within Next Nine Years
Income Taxes [Line Items]
Net operating losses carried forward	34,305
Expiration date of operating loss carried forward	9 years
U.S. Subsidiaries Expiring Within Next Twenty Years
Income Taxes [Line Items]
Net operating losses carried forward	25,944
Expiration date of operating loss carried forward	20 years
Tax credit carried forward	713
Other Foreign Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Net operating losses carried forward	66,941
U. S. Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Tax credit carried forward	¥ 1,731
Japan | Minimum
Income Taxes [Line Items]
Tax years under income tax examination	2013
United States of America | Minimum
Income Taxes [Line Items]
Tax years under income tax examination	2010